ADDITIONAL INFORMATION ON THE COST OF SALES AND OPERATING EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
Additional Information On Cost Of Sales And Operating Expenses By Nature
ADDITIONAL INFORMATION ON THE COST OF SALES AND OPERATING EXPENSES BY NATURE

10.	ADDITIONAL INFORMATION ON THE COST OF SALES AND OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following accounts in the income statements for the years ended December 31,2024, 2023 and 2022:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2024	2023	2022	2024	2023	2022

Cost of sales (i)	3,939.4	3,552.5	3,413.3	17.4	13.2	16.4
Distribution expenses	1,172.6	1,098.3	893.5	-	-	-
Commercial expenses	615.0	613.7	660.7	206.7	148.6	113.2
Administrative expenses	514.2	464.1	474.4	622.9	524.8	372.6
	6,241.2	5,728.6	5,441.9	847.0	686.6	502.2

(i)	These amounts, in addition to R$2,796.1 (R$2,629.6 and R$2,510.4 as at December 31, 2023 and 2022, respectively) mentioned in note 9 - Payroll and related benefits, total R$6,752.9 (R$6,195.3 and R$5,940.1 as at December 31, 2023 and 2022, respectively). The remaining balance of R$36,862.2 (R$33,096.3 and R$34,482.0 as at December 31, 2023 and 2022, respectively), recorded in the cost of sales, relates to other production costs.